Pensions and Other Post-Employment Benefits - Summary of Remeasurements Within Post-Retirement Benefits (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	£ (209)	£ (85)	£ (120)
(Loss)/gain from change in financial assumptions	555	2,770	(362)
Experience gains/(losses)	68	(74)	(243)
Post-retirement benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Gain from change in demographic assumptions	47		15
(Loss)/gain from change in financial assumptions	(1)	(81)	59
Experience gains/(losses)	18	22	(12)
Total	£ 64	£ (59)	£ 62